S-K 1602, SPAC Registered Offerings	Apr. 20, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]

We will provide our public shareholders with the opportunity to redeem all or a portion of their ordinary shares upon the completion of our initial business combination, subject to the limitations described herein. Pursuant to the terms of our amended and restated memorandum and articles of association, in order to effect the six one-month extensions beyond the initial 15 months from the closing of this offering, our sponsors must deposit into the trust account for each one-month extension, $330,000, or up to $379,500 if the underwriters’ over-allotment option is exercised in full (representing $0.0330 per share of the total units sold in this offering), on or prior to the date of the applicable deadline. In addition, we intend to issue a press release the day after the applicable deadline announcing whether the funds have been timely deposited. Public shareholders will not be offered the opportunity to vote on or redeem their shares in connection with such extensions of time. Additionally, our shareholders can also vote at any time to amend our amended and restated memorandum and articles of association to modify the period to consummate the initial business combination, in which case our public shareholders will be offered an opportunity to redeem their public shares.

SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we are unable to complete our initial business combination within the required period, being 15 months from the closing of this offering (or up to 21 months with extensions as described above, or such earlier liquidation date as our board of directors may approve), or such other periods as may be approved by our shareholders
SPAC Offering Forepart, De-SPAC Consummation Timeframe	15 months
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy and Acquisition Criteria

In line with our strategy, we have identified the following general criteria and guidelines that we believe are important in evaluating prospective targets for our initial business combination. We intend to use these standards and guidelines to assess acquisition opportunities, but we may decide to conduct our initial business combination with target businesses that do not meet these standards and guidelines. We believe that a considerable number of target companies can benefit from the large-scale operation of new capital and the integration of different segments of the value chain, which we believe will bring considerable revenue and revenue growth.

Our management team intends to focus on creating shareholder value by leveraging its experience in the management, operation and financing of businesses to improve the efficiency of operations while implementing strategies to scale revenue organically and/or through acquisitions. Our efforts to identify a prospective target will not be limited to a particular industry or geographic region.

We have identified the following general criteria and guidelines, which we believe are important in evaluating prospective target businesses. While we intend to use these criteria and guidelines in evaluating prospective businesses, we may deviate from these criteria and guidelines should we see justification to do so.

●	Niche Deal Size: We intend to acquire emerging growth companies that either grow into a position to generate cash or are already cash-generative. We believe we have greater access to companies within this range and will bring additional value to help them to form a path to access capital markets.
●	Industry Leadership with Sustainable Competitive Advantage: We expect to focus on companies that are or have the potential to become leaders in their verticals. We will look for companies with higher operating efficiency, stronger brand recognition, broader distribution channels or any other characteristics that enable the company to achieve long-term competitive proposition.
●	Long-term Revenue Visibility with Defensible Market Position: In management’s view, the target companies should be close to an anticipated inflection point, such as those companies requiring additional management expertise, those companies able to innovate by developing new products or services, or companies where we believe we have the ability to achieve improved profitability performance through an acquisition designed to help facilitate growth.
●	Value Creation and Marketing Opportunities: We intend to search for target companies that we believe will help offer attractive risk-adjusted equity returns for our shareholders. We intend to seek to acquire a target on terms and in a manner that leverages our experience. Among other criteria, we expect to evaluate financial returns based on (i) the potential for organic growth in cash flows, (ii) the ability to achieve cost savings, (iii) the ability to accelerate growth, including through the opportunity for follow-on acquisitions, and (iv) the prospects for creating value through other value creation initiatives. We also plan to evaluate potential upside from future growth in the target business’ earnings and an improved capital structure.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant.

In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria and guidelines in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation or tender offer materials that we would file with the SEC.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

NYSE rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the estimated net proceeds we receive from this offering and the sale of the placement units described in this prospectus, $100,500,000 ($10.05 per unit), or $115,575,000 the underwriters’ over-allotment option is exercised in full ($10.05 per unit), will be deposited into a segregated trust account located in the United States at JP Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee, $875,000 will be used to pay expenses in connection with the closing of this offering, excluding any underwriting commissions, and $620,000 will not be held in the trust account and will be for working capital following this offering. The proceeds held in the trust account will initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. Except with respect to interest earned on the funds held in the trust account that may be released to us to pay our taxes, if any, the funds held in the trust account will not be released until the earliest to occur of (a) the completion of our initial business combination; (b) the redemption of any public shares properly tendered in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (i) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the period to consummate the initial business combination or (ii) with respect to any other provisions relating to shareholders’ rights or pre-initial business combination activity; and (c) the redemption of all of our public shares if we have not completed our initial business combination within the period to consummate the initial business combination, subject to applicable law. Based on current interest rates, we expect that interest income earned on the trust account (if any) will be sufficient to pay our income and franchise taxes.

The net proceeds released to use from the trust account may be used as consideration to pay the sellers of a target business with which we ultimately complete our initial business combination. If our initial business combination is paid for using equity or debt securities, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination or used for redemptions of our ordinary shares, we may apply the balance of the cash released from the trust account for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital. There is no limitation on our ability to raise funds privately or through loans in connection with our initial business combination.

We believe that amounts not held in trust, together with funds available to us from loans from our sponsors, will be sufficient to pay the costs and expenses to which such proceeds are allocated. This belief is based on the fact that while we may begin preliminary due diligence of a target business in connection with an indication of interest, we intend to undertake in-depth due diligence, depending on the circumstances of the relevant prospective acquisition, only after we have negotiated and signed a letter of intent or other preliminary agreement that addresses the terms of a business combination. However, if our estimate of the costs of undertaking in-depth due diligence and negotiating a business combination is less than the actual amount necessary to do so, we may be required to raise additional capital, the amount, availability and cost of which is currently unascertainable. If we are required to seek additional capital, we could seek such additional capital through loans or additional investments from our sponsors, members of our management team or their respective affiliates, but such persons are not under any obligation to advance funds to, or invest in, us.

We do not believe we will need to raise additional funds following this offering in order to meet the expenditures required for operating our business. However, if our estimates of the costs of identifying a target business, undertaking in-depth due diligence and negotiating an initial business combination are less than the actual amount necessary to do so, we may have insufficient funds available to operate our business prior to our initial business combination. Moreover, we may need to obtain additional financing either to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account, or because we become obligated to redeem a significant number of our public shares upon completion of our initial business combination, in which case we may issue additional securities or incur debt in connection with such business combination. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we do not complete our initial business combination because we do not have sufficient funds available to us, we will be forced to cease operations and liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 100,500,000
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing either to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account, or because we become obligated to redeem a significant number of our public shares upon completion of our initial business combination, in which case we may issue additional securities or incur debt in connection with such business combination. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we do not complete our initial business combination because we do not have sufficient funds available to us, we will be forced to cease operations and liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we do not complete our initial business combination because we do not have sufficient funds available to us, we will be forced to cease operations and liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.
SPAC Offering Forepart, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsors, their affiliates, and our directors and officers from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued:

Entity / Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Vernal One and Xesse Ventures

2,875,000 founder shares, including up to 375,000 founder shares that are subject to forfeiture by our sponsors to the extent that the underwriters’ over-allotment is not exercised in full or in part. (1)

251,250 placement units (or 258,750 placement units if the underwriters’ over-allotment option is exercised in full) to be purchased simultaneously with the closing of this offering, with Vernal One acquiring approximately 85% of the units and Xesse Ventures acquiring the remainder

$25,000 (or approximately $0.0087 per share) $2,512,500 (or $2,587,500 if the underwriters’ over-allotment option is exercised in full)

Vernal One	Up to $300,000	Repayment of loans made to us to cover offering related and organizational expenses

Vernal One	$6,666.67 per month following the consummation of the IPO	Administrative and support services

Vernal One, Xesse Ventures, our officers, directors or advisors, or our or their affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Vernal One, Xesse Ventures, our officers, directors or advisors, or our or their affiliates	Up to $1,500,000 in working capital loans, which loans may be convertible, at the lender’s discretion, into units of the post-business combination entity at the price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination

	Up to $2,277,000 in extension loans (assuming the underwriters exercise their over-allotment option and no public shares have been redeemed at the time of each extension), which loans may be convertible into extension units of the post-business combination entity at a price of $10.00 per extension unit	Loans to cover the cost of the extension options.

Vernal One, Xesse Ventures, our officers, directors or advisors, or our or their affiliates(2)	Finder’s fees, advisory fees, consulting fees or success fees(2)	Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account
(1)

The number of founder shares issued was determined with the expectation to maintain ownership at that such founder shares would represent approximately 20% of the issued and outstanding shares after this offering (without giving effect to the placement units and assuming they do not purchase units in this offering).

(2)	As of the date of this prospectus, no such arrangements are currently in place.